ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS [Text Block]
NOTE 19 -	ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS

A.	Additional information on revenue:

	Year ended December 31,
	2025	2024	2023

Cannabis products	$53,186	$51,335	$44,246
Other products	1,545	2,696	4,558

	$54,731	$54,031	$48,804

(*)          All products are sold through one reporting unit. See also Note 21 below.

B.	Cost of revenue:

	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$536	$453	$457
Materials	43,351	40,517	36,265
Write-off	-	3,878	-
Professional fees	754	519	418
Depreciation	7	7	7
Miscellaneous	397	206	827

	$45,045	$45,580	$37,974

C.	Selling and marketing expenses:

	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$2,604	$3,455	$5,677
Advertising	326	832	1,568
Professional fees	28	13	36
Depreciation	1,426	1,627	2,320
Miscellaneous	972	1,142	1,187

	$5,356	$7,069	$10,788

D.	General and administrative expenses:

	Year ended December 31,
	2025	2024	2023

Salaries and related expenses	$2,438	$2,218	$2,314
Insurance	1,030	1,321	1,847
Professional fees, net (*)	3,471	2,022	4,095
Depreciation	523	550	669
Miscellaneous	2,054	1,907	2,083

	$9,516	$8,018	$11,008

(*)	Includes management fee incurred indirectly through an entity controlled by the main shareholder. See Note 22B below.

E.	Restructuring expenses:

On March 8, 2023, the Company announced its strategy plan in Israel in order to strengthen its focus on core activities and drive efficiencies to realize sustainable profitability. The Company reduced its workforce in Israel across all functions (including executives). All actions associated with the workforce reduction were completed by the mid of 2023, subject to applicable Israeli law. Thus, the Company recorded restructuring expenses for the year ended December 31, 2023 related mainly to salaries to employees in the amount of $617.

F.	Other expenses:

1.
On April 15, 2024, the Company and the former shareholder of Oranim Plus Pharm Ltd. (“Oranim”) mutually agreed to terminate previous arrangements between then for purchasing 51% of the rights in Oranim by the Company. Consequently, the Company's obligations for the remaining consideration were derecognized, the Company's "Call" option and the seller "Put" option were expired, the Company transferred its rights in Oranim back to the seller and the Company recorded loss amounted to $2,734 as a result of deconsolidation of the financial results of Oranim. The assets and liabilities of Oranim (including related liabilities) immediately prior to deconsolidation date were as follows:

CURRENT ASSETS:
Cash	$346
Trade receivables	1,324
Other current assets	759
Inventory	837
3,266

NON-CURRENT ASSETS:
Property, plant and equipment, net	783
Right-of-use assets, net	533
Intangible assets, net	1,414
Goodwill	3,499
6,229

Total assets	$9,495

CURRENT LIABILITIES:
Trade payables	$1,597
Other current liabilities	166
Current maturities of operating lease liabilities	155
1,918

NON-CURRENT LIABILITIES:
Operating lease liabilities	372
Deferred tax liability, net	326
698

Total liabilities	$2,616

Purchase consideration payable	$2,172
Put option liability	$1,973

2.
On June 30, 2023, an entity responsible for operating the Israeli medical cannabis distribution licensed center that was acquired within the Panaxia Transaction, ceased its operations at the licensed trading house located in Lod, Israel. Consequently, the Company transitioned the operation that was conducted through IMC Pharma to third-party entities and to its own trading house. During the year ended December 31, 2024, the Company recorded a goodwill impairment of $495 related to Panaxia activity.

3.	For more information regarding impairment of intangible assets and goodwill allocated to Israeli CGU and German CGU, see Note 10 above.

G.	Finance expenses (income) net:

	Year ended December 31,
	2025	2024	2023

Finance income:
Revaluation of loans receivables	$-	$(177)	$-
Change in fair value of derivative warrants liabilities (Note 16)	(286)	(305)	(6,955)
Change in fair value of derivative pre-funded warrants liabilities (Note 18B4)	(124)	-	-
Exchange rate differences and other finance income	(3,021)	(1,729)	(51)

	$(3,431)	$(2,211)	$(7,006)

Finance expenses:
Compensation expenses in respect to guarantees granted by main shareholder	$-	$758	$-
Change in fair value of derivative pre-funded warrants liabilities (Note 18B4)	-	56	-
Issuance costs allocated to derivative warrants liability (Notes 18B1, 18B3)	-	48	-
Extension fee and discount amortization expenses in respect to convertible debentures (Note 15)	413	363	-
Revaluation of investment in affiliate (Note 8)	-	837	-
Interest and discount amortization expenses on credit from bank institution and others (Note 14)	2,756	2,507	1,711
Impairment of loans receivables	-	-	601
Exchange rate differences and other finance income	333	202	1,359

	$3,502	$4,771	$3,671

	71	$2,560	$(3,335)